PROPERTY AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,347,455	$ 3,989,355
Accumulated depreciation	(441,767)	(2,055,484)
Property, Plant and Equipment, Net	905,688	1,933,871
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,300,521	3,942,421
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 46,934	$ 46,934